Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Emerging Markets Portfolio

June 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.5%
Financials – 17.5%
Banks – 11.1%
Agricultural Bank of China Ltd. - Class H	19,331,000	$7,824,108
Bank BTPN Syariah Tbk PT	6,393,200	1,432,384
Bank Central Asia Tbk PT	1,458,000	2,917,168
Bank for Foreign Trade of Vietnam JSC	1,778,250	6,222,371
Bank Negara Indonesia Persero Tbk PT	18,287,000	5,908,597
Bank of Georgia Group PLC(a)	43,680	582,446
Bank of the Philippine Islands	5,121,030	7,420,372
BDO Unibank, Inc.	260,830	514,689
Capitec Bank Holdings Ltd.	45,872	2,279,849
China CITIC Bank Corp., Ltd. - Class H	10,111,000	4,430,722
China Construction Bank Corp. - Class H	12,302,000	10,006,231
City Union Bank Ltd.	388,562	625,517
Credicorp Ltd.	38,220	5,108,867
Equity Group Holdings PLC/Kenya	2,331,200	754,823
Halyk Savings Bank of Kazakhstan JSC (GDR)(a) (b)	260,709	3,232,792
Hana Financial Group, Inc.	621,220	14,128,007
ICICI Bank Ltd.	594,553	2,776,231
Industrial Bank Co., Ltd. - Class A	3,709,193	8,303,524
KB Financial Group, Inc.	552,077	15,629,073
Regional SAB de CV(a)	166,510	445,461
Sberbank of Russia PJSC (Sponsored ADR)	1,411,982	16,011,876
Shinhan Financial Group Co., Ltd.	212,600	5,137,735
State Bank of India(a)	1,188,378	2,824,698
TCS Group Holding PLC (GDR)(b)	42,095	854,528
Turkiye Garanti Bankasi AS(a)	4,914,060	6,059,059

		131,431,128

Capital Markets – 1.2%
B3 SA - Brasil Bolsa Balcao	499,400	5,059,110
Banco BTG Pactual SA	292,600	4,116,125
China Everbright Ltd.	1,978,000	2,881,692
New Frontier Health Corp.(a)	302,450	2,504,286

		14,561,213

Consumer Finance – 1.4%
Manappuram Finance Ltd.	3,281,448	6,612,418
Muangthai Capital PCL	3,516,100	5,915,626
Muthoot Finance Ltd.	312,786	4,520,271

		17,048,315

Diversified Financial Services – 0.5%
Fubon Financial Holding Co., Ltd.	3,012,000	4,496,966
Metro Pacific Investments Corp.	25,107,000	1,876,960

		6,373,926

Insurance – 2.9%
AIA Group Ltd.	1,094,800	10,244,701
ICICI Lombard General Insurance Co., Ltd.(b)	52,381	881,605
IRB Brasil Resseguros S/A	1,755,200	3,550,358
PICC Property & Casualty Co., Ltd. - Class H	4,529,000	3,763,894
Ping An Insurance Group Co. of China Ltd. - Class A	154,900	1,567,744

Company	Shares	U.S. $ Value

Ping An Insurance Group Co. of China Ltd. - Class H	1,305,500	$13,014,512
TQM Corp. PCL	175,000	755,885

		33,778,699

Thrifts & Mortgage Finance – 0.4%
Housing Development Finance Corp., Ltd.	209,073	4,878,983

		208,072,264

Information Technology – 17.2%
Electronic Equipment, Instruments & Components – 1.1%
Elite Material Co., Ltd.	137,000	745,616
FPT Corp.	88,044	174,416
Hangzhou Hikvision Digital Technology Co., Ltd. - Class A	1,986,355	8,582,426
Yageo Corp.	246,000	3,204,845

		12,707,303

IT Services – 2.3%
GDS Holdings Ltd. (ADR)(a)	224,540	17,886,856
My EG Services Bhd	14,260,100	4,766,894
Network International Holdings PLC(a) (b)	413,747	2,264,980
Tech Mahindra Ltd.	90,740	653,127
TravelSky Technology Ltd. - Class H	670,000	1,186,258

		26,758,115

Semiconductors & Semiconductor Equipment – 8.4%
ASMedia Technology, Inc.	18,000	881,495
ASPEED Technology, Inc.	68,000	2,879,475
Broadcom, Inc.	14,010	4,421,696
eMemory Technology, Inc.	34,000	565,078
Globalwafers Co., Ltd.	53,000	729,978
Koh Young Technology, Inc.	12,220	1,021,325
MediaTek, Inc.	1,203,000	23,784,055
Micron Technology, Inc.(a)	53,050	2,733,136
Nanya Technology Corp.	7,544,000	15,739,745
Parade Technologies Ltd.	29,000	972,021
Realtek Semiconductor Corp.	79,000	805,209
Silergy Corp.	32,000	2,096,265
SK Hynix, Inc.	258,298	18,442,081
Taiwan Semiconductor Manufacturing Co., Ltd.	2,356,706	25,168,470

		100,240,029

Software – 1.1%
Beijing Thunisoft Corp., Ltd. - Class A	278,080	1,114,060
Douzone Bizon Co., Ltd.	128,030	10,938,951
Globant SA(a)	7,090	1,062,436

		13,115,447

Technology Hardware, Storage & Peripherals – 4.3%
Samsung Electronics Co., Ltd.	888,730	39,341,973

Company	Shares	U.S. $ Value

Samsung Electronics Co., Ltd. (Preference Shares)	312,660	$12,179,442

		51,521,415

		204,342,309

Consumer Discretionary – 14.6%
Automobiles – 2.9%
Geely Automobile Holdings Ltd.	4,910,000	7,800,777
Guangzhou Automobile Group Co., Ltd. - Class H	15,806,000	11,515,758
Kia Motors Corp.	266,940	7,213,402
SAIC Motor Corp., Ltd.	3,331,344	8,038,772

		34,568,709

Diversified Consumer Services – 4.3%
Fu Shou Yuan International Group Ltd.	11,344,500	10,429,285
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(a)	150,761	19,633,605
TAL Education Group (ADR)(a)	264,440	18,082,407
YDUQS Participacoes SA	581,100	3,595,744

		51,741,041

Hotels, Restaurants & Leisure – 0.4%
OPAP SA	427,568	4,074,676
Premium Leisure Corp.	141,129,000	897,430

		4,972,106

Internet & Direct Marketing Retail – 6.1%
Alibaba Group Holding Ltd.(a)	1,182,080	31,896,994
JD.com, Inc. (ADR)(a)	322,540	19,410,457
JD.com, Inc. - Class A(a)	95,150	2,845,722
Naspers Ltd. - Class N	98,580	18,117,061

		72,270,234

Leisure Products – 0.1%
KMC Kuei Meng International, Inc.	148,000	748,414

Multiline Retail – 0.2%
Lojas Renner SA	74,970	576,257
Magazine Luiza SA	66,900	881,445
Poya International Co., Ltd.	39,000	770,698

		2,228,400

Specialty Retail – 0.5%
Ace Hardware Indonesia Tbk PT	9,948,200	1,053,493
JUMBO SA	26,140	469,892
Wilcon Depot, Inc.	2,549,700	792,232
Zhongsheng Group Holdings Ltd.	756,500	4,230,897

		6,546,514

Textiles, Apparel & Luxury Goods – 0.1%
Li Ning Co., Ltd.	326,500	1,045,597

		174,121,015

Company	Shares	U.S. $ Value

Communication Services – 8.5%
Diversified Telecommunication Services – 1.1%
China Telecom Corp., Ltd. - Class H	13,158,000	$3,696,037
Megacable Holdings SAB de CV	975,600	2,862,558
Telekomunikasi Indonesia Persero Tbk PT	29,388,500	6,295,378

		12,853,973

Entertainment – 2.6%
NCSoft Corp.	28,490	21,194,471
NetEase, Inc.	64,400	1,110,101
NetEase, Inc. (ADR)	20,910	8,978,336

		31,282,908

Interactive Media & Services – 3.6%
Info Edge India Ltd.	13,850	505,437
Momo, Inc. (Sponsored ADR)	179,190	3,132,241
Tencent Holdings Ltd.	592,800	37,985,360
Yandex NV - Class A(a)	13,460	673,269

		42,296,307

Wireless Telecommunication Services – 1.2%
China Mobile Ltd.	1,260,500	8,510,964
Safaricom PLC	22,074,460	5,973,522

		14,484,486

		100,917,674

Consumer Staples – 7.9%
Beverages – 1.7%
Kweichow Moutai Co., Ltd. - Class A	34,642	7,194,017
Sichuan Swellfun Co., Ltd. - Class A	41,474	367,282
Wuliangye Yibin Co., Ltd. - Class A	511,160	12,419,619

		19,980,918

Food & Staples Retailing – 2.7%
BGF retail Co., Ltd.	5,180	600,454
Bid Corp., Ltd.	27,860	457,484
Dino Polska SA(a) (b)	363,450	18,513,468
GS Retail Co., Ltd.	16,930	517,334
Jeronimo Martins SGPS SA	162,430	2,842,514
Raia Drogasil SA	39,400	801,461
X5 Retail Group NV (GDR)(b)	240,960	8,529,984

		32,262,699

Food Products – 2.1%
Britannia Industries Ltd.	18,600	889,575
COFCO Meat Holdings Ltd.(b)	7,606,800	2,529,918
Industrias Bachoco SAB de CV	1,296,258	3,779,730
Minerva SA/Brazil(a)	3,383,800	8,182,448
WH Group Ltd.(b)	11,187,000	9,667,736

		25,049,407

Household Products – 1.2%
C&S Paper Co., Ltd.	4,304,939	13,603,260

Company	Shares	U.S. $ Value

Personal Products – 0.2%
Unilever PLC	49,660	$2,678,714

		93,574,998

Materials – 5.9%
Chemicals – 1.7%
Berger Paints India Ltd.	68,045	445,732
Kumho Petrochemical Co., Ltd.	170,780	10,680,431
Orbia Advance Corp. SAB de CV	3,098,520	4,579,465
Pidilite Industries Ltd.	46,530	846,080
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	13,432,000	3,234,250
TOA Paint Thailand PCL	330,800	390,656

		20,176,614

Construction Materials – 2.4%
Anhui Conch Cement Co., Ltd. - Class A	370,795	2,789,078
Anhui Conch Cement Co., Ltd. - Class H	1,577,500	10,689,371
China Resources Cement Holdings Ltd.	4,216,000	5,199,689
Grupo Cementos de Chihuahua SAB de CV	578,030	2,446,716
Huaxin Cement Co., Ltd.	2,406,697	8,124,378

		29,249,232

Metals & Mining – 1.8%
Antofagasta PLC	921,480	10,665,537
First Quantum Minerals Ltd.	211,440	1,685,166
KGHM Polska Miedz SA(a)	116,496	2,706,830
Polyus PJSC (GDR)(b)	72,790	6,125,278

		21,182,811

		70,608,657

Industrials – 5.8%
Building Products – 0.1%
Kajaria Ceramics Ltd.	168,642	880,082

Commercial Services & Supplies – 1.9%
A-Living Services Co., Ltd. - Class H(b)	2,238,750	11,377,715
Sunny Friend Environmental Technology Co., Ltd.	1,254,000	10,980,324

		22,358,039

Electrical Equipment – 0.2%
Voltronic Power Technology Corp.	85,150	2,453,608

Industrial Conglomerates – 0.4%
Bidvest Group Ltd. (The)	519,310	4,260,839

Machinery – 1.7%
Airtac International Group	36,000	635,947
Sany Heavy Industry Co., Ltd.	939,491	2,505,917
Sinotruk Hong Kong Ltd.	1,146,500	2,992,077
Weichai Power Co., Ltd. - Class H	6,157,000	11,600,581
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H(a)	3,837,800	2,971,401

		20,705,923

Company	Shares	U.S. $ Value

Professional Services – 0.4%
Centre Testing International Group Co., Ltd. - Class A	234,856	$658,479
L&T Technology Services Ltd.(b)	225,417	3,834,554

		4,493,033

Road & Rail – 0.9%
Globaltrans Investment PLC (Sponsored GDR)(b)	356,601	1,924,567
Localiza Rent a Car SA	85,655	644,370
Rumo SA(a)	2,129,000	8,804,768

		11,373,705

Trading Companies & Distributors – 0.2%
Barloworld Ltd.	522,520	2,082,947

Transportation Infrastructure – 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV(a)	49,650	230,769

		68,838,945

Energy – 5.3%
Oil, Gas & Consumable Fuels – 5.3%
LUKOIL PJSC (Sponsored ADR)	346,549	25,720,867
PetroChina Co., Ltd. - Class H	17,614,000	5,889,957
Petroleo Brasileiro SA (ADR)	592,781	4,902,299
Petroleo Brasileiro SA (Preference Shares)	4,365,000	17,297,540
Petronet LNG Ltd.	842,240	2,905,265
Tatneft PJSC (Sponsored ADR)	78,707	3,706,470
Tupras Turkiye Petrol Rafinerileri AS(a)	228,268	2,986,051

		63,408,449

Health Care – 4.5%
Biotechnology – 0.1%
Zai Lab Ltd. (ADR)(a)	13,940	1,144,892

Health Care Equipment & Supplies – 1.7%
Top Glove Corp. Bhd	4,915,400	18,550,339
Yestar Healthcare Holdings Co., Ltd.(a)	7,452,500	1,149,194

		19,699,533

Health Care Providers & Services – 1.8%
Cleopatra Hospital(a)	2,685,130	875,080
Dr. Lal PathLabs Ltd.(b)	43,512	901,794
Integrated Diagnostics Holdings PLC(b)	161,400	617,355
Jinxin Fertility Group Ltd.(b)	5,086,400	7,731,098
MLP Saglik Hizmetleri AS(a) (b)	1,176,870	3,423,925
Notre Dame Intermedica Participacoes SA	85,600	1,070,531
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	4,258,600	7,157,098

		21,776,881

Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	20,161	608,429
Hangzhou Tigermed Consulting Co., Ltd. - Class A	98,754	1,421,553

		2,029,982

Company	Shares	U.S. $ Value

Pharmaceuticals – 0.7%
China Resources Pharmaceutical Group Ltd.(b)	5,499,200	$3,185,470
Genomma Lab Internacional SAB de CV - Class B(a)	4,348,960	4,476,773
Richter Gedeon Nyrt	52,710	1,093,715

		8,755,958

		53,407,246

Real Estate – 4.2%
Equity Real Estate Investment Trusts (REITs) – 0.7%
Embassy Office Parks Reit(a)	1,059,600	4,812,944
Fibra Uno Administracion SA de CV	4,327,930	3,423,253

		8,236,197

Real Estate Management & Development – 3.5%
Aldar Properties PJSC	7,521,590	3,682,017
CIFI Holdings Group Co., Ltd.	13,060,000	10,288,156
Country Garden Services Holdings Co., Ltd.	174,000	812,294
Midea Real Estate Holding Ltd.(b)	2,064,800	5,090,910
Poly Developments and Holdings Group Co., Ltd. - Class A	3,735,478	7,831,566
Times China Holdings Ltd.	6,147,000	11,462,142
Vincom Retail JSC	2,128,923	2,287,381

		41,454,466

		49,690,663

Utilities – 3.1%
Electric Utilities – 2.3%
Centrais Eletricas Brasileiras SA	463,300	2,641,051
Centrais Eletricas Brasileiras SA (Preference Shares)	22,500	133,392
Equatorial Energia SA	4,162,800	17,774,630
Power Grid Corp. of India Ltd.	2,904,106	6,733,820

		27,282,893

Gas Utilities – 0.8%
China Resources Gas Group Ltd.	324,000	1,585,271
ENN Energy Holdings Ltd.	354,000	4,000,370
GAIL India Ltd.	3,317,550	4,494,449

		10,080,090

		37,362,983

Total Common Stocks (cost $1,060,038,976)		1,124,345,203

EQUITY LINKED NOTES – 2.2%
Information Technology – 1.2%
Electronic Equipment, Instruments & Components – 1.2%
FPT Corp., Macquarie Bank Ltd., expiring 03/31/2021(a) (c)	7,051,574	13,871,603

Company	Shares	U.S. $ Value

Financials – 0.6%
Banks – 0.6%
Bank for Foreign Trade of Vietnam JSC, Macquarie Bank Ltd., expiring 06/07/2021(a)	254,440	$880,518
Emirates NBD Bank PJSC, Merrill Lynch & Co., Inc., expiring 01/03/2022(a)	2,846,642	6,866,382

		7,746,900

Real Estate – 0.3%
Real Estate Management & Development – 0.3%
Vincom Retail JSC, Macquarie Bank Ltd., expiring 03/31/2021(a)	2,935,714	3,137,365

Consumer Discretionary – 0.1%
Specialty Retail – 0.1%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 03/31/2021(a)	451,986	1,573,751

Total Equity Linked Notes (cost $28,264,586)		26,329,619

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(d) (e) (f) (cost $17,575,241)	17,575,241	17,575,241

Total Investments – 98.2% (cost $1,105,878,803)(g)		1,168,250,063
Other assets less liabilities – 1.8%		21,268,541

Net Assets – 100.0%		$1,189,518,604

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	535,311	USD	7,733	07/14/2020	$222,201
Bank of America, NA	USD	2,850	INR	217,173	07/23/2020	18,556
Barclays Bank PLC	INR	137,082	USD	1,809	07/23/2020	(1,601)
Barclays Bank PLC	USD	40,845	INR	3,172,735	07/23/2020	1,059,835
Barclays Bank PLC	USD	2,296	INR	173,197	07/23/2020	(7,974)
Barclays Bank PLC	KRW	6,366,621	USD	5,225	08/13/2020	(83,937)
Barclays Bank PLC	MYR	32,818	USD	7,752	08/13/2020	109,973
Barclays Bank PLC	MYR	14,720	USD	3,376	08/13/2020	(51,815)
Barclays Bank PLC	USD	11,493	MYR	47,538	08/13/2020	(423,499)
Barclays Bank PLC	CNY	152,847	USD	21,476	08/14/2020	(101,327)
Barclays Bank PLC	EUR	1,556	USD	1,753	08/14/2020	2,888
Barclays Bank PLC	EUR	8,237	USD	8,972	08/14/2020	(291,135)
Barclays Bank PLC	USD	17,221	CNY	122,288	08/14/2020	42,098
Barclays Bank PLC	TWD	284,677	USD	9,677	08/20/2020	(75,438)
Barclays Bank PLC	USD	1,801	TWD	52,673	08/20/2020	3,218
BNP Paribas SA	USD	3,237	INR	249,122	07/23/2020	52,894
BNP Paribas SA	KRW	12,275,495	USD	10,060	08/13/2020	(175,136)
BNP Paribas SA	USD	5,440	KRW	6,735,661	08/13/2020	175,858

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	CNY	21,342	USD	3,013	08/14/2020	$326
BNP Paribas SA	ZAR	40,390	USD	2,336	08/14/2020	19,103
BNP Paribas SA	TWD	102,910	USD	3,467	08/20/2020	(58,927)
Citibank, NA	BRL	55,096	USD	10,501	07/02/2020	369,998
Citibank, NA	USD	10,061	BRL	55,096	07/02/2020	70,121
Citibank, NA	RUB	164,544	USD	2,350	07/14/2020	41,216
Citibank, NA	USD	4,769	RUB	349,843	07/14/2020	139,489
Citibank, NA	KRW	5,296,578	USD	4,409	08/13/2020	(7,750)
Citibank, NA	USD	6,014	KRW	7,218,415	08/13/2020	4,354
Citibank, NA	USD	1,774	EUR	1,580	08/14/2020	2,752
Citibank, NA	USD	1,556	EUR	1,382	08/14/2020	(1,385)
Credit Suisse International	USD	5,477	CNY	39,168	08/14/2020	52,265
Deutsche Bank AG	PEN	6,146	USD	1,755	07/15/2020	20,158
Goldman Sachs Bank USA	RUB	304,198	USD	4,406	07/14/2020	137,658
Goldman Sachs Bank USA	CLP	3,220,226	USD	4,013	07/15/2020	91,493
Goldman Sachs Bank USA	USD	1,534	CLP	1,252,506	07/15/2020	(8,538)
Goldman Sachs Bank USA	INR	389,814	USD	5,119	07/23/2020	(29,604)
Goldman Sachs Bank USA	BRL	19,103	USD	3,512	08/04/2020	4,944
Goldman Sachs Bank USA	KRW	3,762,897	USD	3,129	08/13/2020	(8,709)
Goldman Sachs Bank USA	USD	7,230	GBP	5,777	08/14/2020	(70,279)
HSBC Bank USA	CNY	25,650	USD	3,624	08/14/2020	2,663
HSBC Bank USA	CNY	15,444	USD	2,176	08/14/2020	(4,156)
HSBC Bank USA	PLN	13,862	USD	3,297	08/14/2020	(207,503)
HSBC Bank USA	USD	24,945	CNY	177,982	08/14/2020	180,124
HSBC Bank USA	USD	9,849	HKD	76,346	08/14/2020	(613)
JPMorgan Chase Bank, NA	BRL	22,359	USD	4,276	07/02/2020	164,742
JPMorgan Chase Bank, NA	USD	4,083	BRL	22,359	07/02/2020	28,457
JPMorgan Chase Bank, NA	INR	317,749	USD	4,162	07/23/2020	(34,469)
JPMorgan Chase Bank, NA	TRY	39,222	USD	5,378	08/14/2020	(282,807)
Morgan Stanley Capital Services, Inc.	BRL	77,455	USD	14,144	07/02/2020	(98,578)
Morgan Stanley Capital Services, Inc.	USD	14,249	BRL	77,455	07/02/2020	(5,502)
Morgan Stanley Capital Services, Inc.	RUB	779,618	USD	10,440	07/14/2020	(497,992)
Morgan Stanley Capital Services, Inc.	BRL	77,455	USD	14,233	08/04/2020	13,636
Morgan Stanley Capital Services, Inc.	GBP	1,386	USD	1,743	08/14/2020	24,874
Morgan Stanley Capital Services, Inc.	USD	3,378	EUR	3,078	08/14/2020	83,279
Morgan Stanley Capital Services, Inc.	USD	3,009	GBP	2,422	08/14/2020	(7,267)
Morgan Stanley Capital Services, Inc.	USD	1,797	PLN	7,097	08/14/2020	(3,019)
Morgan Stanley Capital Services, Inc.	USD	3,792	ZAR	71,812	08/14/2020	327,430
Morgan Stanley Capital Services, Inc.	TWD	48,474	USD	1,635	08/20/2020	(25,553)
Morgan Stanley Capital Services, Inc.	USD	58,801	TWD	1,734,323	08/20/2020	616,736
Natwest Markets PLC	HKD	76,346	USD	9,842	08/14/2020	(6,765)
Natwest Markets PLC	PLN	7,031	USD	1,805	08/14/2020	27,891
Natwest Markets PLC	USD	2,315	CNY	16,548	08/14/2020	20,893
Natwest Markets PLC	USD	2,521	GBP	1,995	08/14/2020	(48,739)
Natwest Markets PLC	USD	6,379	ZAR	117,409	08/14/2020	356,317
Standard Chartered Bank	CNY	69,433	USD	9,754	08/14/2020	(47,509)
Standard Chartered Bank	GBP	13,321	USD	16,413	08/14/2020	(97,792)
Standard Chartered Bank	PLN	7,014	USD	1,694	08/14/2020	(79,209)
Standard Chartered Bank	THB	36,735	USD	1,187	08/14/2020	(1,126)
State Street Bank & Trust Co.	CNY	45,632	USD	6,426	08/14/2020	(16,254)
State Street Bank & Trust Co.	GBP	2,003	USD	2,476	08/14/2020	(6,935)
State Street Bank & Trust Co.	PLN	27,835	USD	6,638	08/14/2020	(398,979)
State Street Bank & Trust Co.	THB	55,392	USD	1,792	08/14/2020	127

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	THB	36,987	USD	1,194	08/14/2020	$(2,407)
State Street Bank & Trust Co.	USD	5,282	GBP	4,248	08/14/2020	(17,314)
State Street Bank & Trust Co.	USD	16,660	THB	537,956	08/14/2020	743,689
State Street Bank & Trust Co.	USD	4,454	ZAR	81,655	08/14/2020	229,965
State Street Bank & Trust Co.	AED	18,369	USD	4,997	08/17/2020	(2,749)
UBS AG	CNY	25,638	USD	3,605	08/14/2020	(14,681)

						$2,157,249

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $90,687,677 or 7.6% of net assets.

(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
FPT Corp.Macquarie Bank Ltd.	09/21/2016	$13,080,577	$13,871,603	1.17%

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $179,660,117 and gross unrealized depreciation of investments was $(115,131,608), resulting in net unrealized appreciation of $64,528,509.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AED – United Arab Emirates Dirham

BRL – Brazilian Real

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – South Korean Won

MYR – Malaysian Ringgit

PEN – Peruvian Sol

PLN – Polish Zloty

RUB – Russian Ruble

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

June 30, 2020 (unaudited)

38.4%	China
13.5%	South Korea
8.1%	Taiwan
6.9%	Brazil
5.5%	Russia
4.4%	India
2.4%	Vietnam
2.3%	South Africa
2.0%	Malaysia
1.9%	Hong Kong
1.9%	Mexico
1.8%	Poland
1.5%	Indonesia
7.9%	Other
1.5%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2020. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.1% or less in the following: Argentina, Canada, Chile, Egypt, Georgia, Greece, Hungary, Kazakhstan, Kenya, Peru, Philippines, Portugal, Thailand, Turkey, United Arab Emirates, United Kingdom and United States.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$41,638,226	$166,434,038		$—	$208,072,264
Information Technology	26,104,124	178,238,185		—	204,342,309
Consumer Discretionary	65,495,529	108,625,486		—	174,121,015
Communication Services	16,756,505	84,161,169		—	100,917,674
Consumer Staples	21,293,623	72,281,375		—	93,574,998
Materials	14,836,625	55,772,032		—	70,608,657
Industrials	9,681,141	59,157,804		—	68,838,945
Energy	51,627,176	11,781,273		—	63,408,449
Health Care	8,184,631	45,222,615		—	53,407,246
Real Estate	3,423,253	46,267,410		—	49,690,663
Utilities	20,549,073	16,813,910		—	37,362,983
Equity Linked Notes	—	26,329,619		—	26,329,619
Short-Term Investments	17,575,241	—		—	17,575,241

Total Investments in Securities	297,165,147	871,084,916	(a)	—	1,168,250,063
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	5,462,221		—	5,462,221
Liabilities:
Forward Currency Exchange Contracts	—	(3,304,972)		—	(3,304,972)

Total	$297,165,147	$873,242,165		$—	$1,170,407,312

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2020 is as follows:

Fund	Market Value 09/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$11,747	$310,768	$304,940	$17,575	$178